Commitments - Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 30,065	¥ 42,258
Aircraft [member]
Disclosure of capital commitments [Line Items]
Capital commitments	24,922	37,277
Aircraft [member] | Less than 1 year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	9,530	13,542
Aircraft [member] | 1 to 2 years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	8,018	13,692
Aircraft [member] | In the third year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	7,374	7,109
Aircraft [member] | Later than three years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 0	¥ 2,934